Consolidated Statement of Stockholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Paid-in-Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	3.00% Convertible Notes [Member]	3.00% Convertible Notes [Member] Additional Paid-in-Capital	2.25% Convertible Notes [Member]	2.25% Convertible Notes [Member] Additional Paid-in-Capital	2.25% Convertible Notes [Member] Treasury Stock
Beginning balance at Dec. 31, 2011	$ 807,100	$ 260	$ 363,375	$ 591,037	$ (29,236)	$ (118,336)
Beginning balance, shares at Dec. 31, 2011		25,967
Net income (loss)	100,209
Other comprehensive income (loss), net	(3,821)				(3,821)
Equity component of 3.00% Convertible Note issuance, net of deferred tax liability	(32,505)		(32,505)
Issuance of common and treasury shares to employee benefit plans, shares		(131)
Issuance of common and treasury shares to employee benefit plans	(915)	(2)	(12,949)			12,036
Tax effect from options exercised and the vesting of restricted shares	3,035		3,035
Purchases of treasury stock	(11,317)					(11,317)
Stock-based compensation	11,880		11,880
Cash dividends	(13,382)			(13,382)
Ending balance at Dec. 31, 2012	860,284	258	332,836	677,864	(33,057)	(117,617)
Ending balance, shares at Dec. 31, 2012		25,836
Net income (loss)	113,992
Other comprehensive income (loss), net	(18,620)				(18,620)
Equity component of 3.00% Convertible Note issuance, net of deferred tax liability	3,411		3,411
Issuance of common and treasury shares to employee benefit plans, shares		(90)
Issuance of common and treasury shares to employee benefit plans	(1,823)	(1)	(12,137)			10,315
Tax effect from options exercised and the vesting of restricted shares	2,993		2,993
Purchases of treasury stock	(3,554)					(3,554)
Treasury stock used in acquisition	80,398		27,689			52,709
TEMPORARY EQUITY - redeemable equity portion of the 3.00% Convertible Senior Notes	(29,094)
Stock-based compensation	13,849		13,849
Cash dividends	(15,755)			(15,755)
Ending balance at Dec. 31, 2013	1,035,175	257	368,641	776,101	(51,677)	(58,147)
Ending balance, shares at Dec. 31, 2013		25,746
Net income (loss)	93,004
Other comprehensive income (loss), net	(30,307)				(30,307)
Equity component of 3.00% Convertible Note issuance, net of deferred tax liability	(14,163)		(14,163)
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt, Subsequent Adjustments							(118,044)	(118,044)	(16,071)	20,789
Stock Issued During Period, Value, Conversion of Convertible Securities											36,860
Call Options and Warrant Equity Settlement	32,641							32,641	0	33,772	(33,772)
Issuance of common and treasury shares to employee benefit plans, shares		(22)
Issuance of common and treasury shares to employee benefit plans	(321)	0	(13,008)
Net Issuance of Common and Treasury Shares to Employee Stock Compensation Plans						12,687
Tax effect from options exercised and the vesting of restricted shares	1,841		1,841
Purchases of treasury stock	(36,802)					(36,802)
TEMPORARY EQUITY - redeemable equity portion of the 3.00% Convertible Senior Notes	0
Stock-based compensation	15,963		15,963
Cash dividends	(17,048)			(17,048)
Ending balance at Dec. 31, 2014	$ 978,010	$ 257	$ 286,854	$ 852,057	$ (81,984)	$ (79,174)
Ending balance, shares at Dec. 31, 2014		25,724